Average Annual Total Returns - Delaware Mid Cap Value Fund	Russell Midcap Value Index 1 year	Russell Midcap Value Index 5 years	Russell Midcap Value Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime
Total	4.96%	9.73%	10.49%	(6.16%)	7.20%	7.54%	(6.34%)	6.82%	5.08%	(3.52%)	5.60%	5.36%	(2.06%)	7.68%	7.37%	(0.65%)	8.18%	7.88%	0.05%	8.76%	8.44%